Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions/Divestitures
Business acquisition, goodwill segment allocation

($ in billions)	Goodwill
Segment	Allocated*
Cloud & Cognitive Software	$18.5
Global Technology Services	3.1
Global Business Services	1.1
Systems	0.4
Total	$23.1

* It is expected that approximately seven percent of the goodwill will be deductible for tax purposes.

Business acquisition, recognized compensation expense

($ in millions)	Compensation
Line Item	Expense*
Cost	$20
Selling, general and administrative expense	124
Research, development and engineering expense	86
Total	$230

* The remaining compensation expense of approximately $185 million associated with the retention plans will be recognized over the remaining requisite service periods, which range from six months to three years from the acquisition date.

Business acquisition, pro forma information

($ in millions)
For the year ended December 31:	2019	2018
Revenue	$79,628	$81,360
Net income	$9,723	$5,702

Red Hat, Inc.
Acquisitions/Divestitures
Business acquisition, total consideration

($ in millions)	Total Consideration
Cash paid for outstanding Red Hat common stock	$33,769
Cash paid for Red Hat equity awards	24
Cash paid to settle warrants	1,008
Cash consideration	$34,801
Fair value of stock-based compensation awards attributable to pre-combination services	174
Stock issued to holders of vested performance share units	45
Settlement of pre-existing relationships	60
Total consideration	$35,080

Business acquisition, purchase price allocation

	Amortization	Allocated
($ in millions)	Life (in Years)	Amount
Current assets*		$3,186
Property, plant and equipment/noncurrent assets		939
Intangible assets
Goodwill	N/A	23,125
Client relationships	10	7,215
Completed technology	9	4,571
Trademarks	20	1,686
Total assets acquired		$40,722
Current liabilities**		1,378
Noncurrent liabilities		4,265
Total liabilities assumed		$5,642
Total purchase price		$35,080

*   Includes $2.2 billion of cash and cash equivalents.

** Includes $485 million of short-term debt related to the convertible notes acquired from Red Hat that were recognized at their fair value on the acquisition date, which was fully settled as of October 1, 2019.

N/A-Not applicable

2017 Acquisitions
Acquisitions/Divestitures
Business acquisition, purchase price allocation

	Amortization	Total
($ in millions)	Life (in Years)	Acquisitions
Current assets		$18
Fixed assets/noncurrent assets		69
Intangible assets
Goodwill	N/A	16
Completed technology	5	9
Client relationships	5–7	64
Patents/trademarks	1–5	1
Total assets acquired		$177
Current liabilities		(9)
Noncurrent liabilities		(34)
Total liabilities assumed		$(43)
Total purchase price		$134

N/A—Not applicable